Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information [Abstract]
SEGMENT INFORMATION
25.	SEGMENT INFORMATION

The Company operates in four segments: Home Appliances, Electronic Components, Electronic Manufacturing Services (“EMS”) and Others. These segments are operated and managed as separate strategic business units that offer different products/services. The Company’s “Home Appliances” segment historically had been the core business of the Company and primarily involved in the manufacturing of electrical household appliances for branded marketers in North America and Europe. The Company’s “Electronic Components” segment produces complementary metal oxide semiconductor (“CMOS”) camera modules (“CCM’s”) primarily for sale to cellular phone and tablet manufacturers in Mainland China. The Company’s “Electronic Manufacturing Services” consists of surface mount technology (“SMT”) processing of printed circuit boards and assembly services for cellular phone marketers in Mainland China. The Company’s “Others” segment comprises a number of immaterial product lines and development programs that have not materialized to date into full product businesses. None of these units has ever individually met the quantitative thresholds for determining reportable segments. The chief operating decision maker evaluates the results of each segment in assessing performance and allocating resources among the segments.

There were no material intersegment sales or transfers during the fiscal years ended March 31, 2012, 2011 and 2010.

As stated in note 19 – “Discontinued Operations” of Notes to Consolidated Financial Statements, the Home Appliances segment was discontinued effective for January 2012. The results of operations of the Home Appliances segment has been classified as “Income (Loss) from discontinued operations” on the face of the consolidated statement of operations.

(a)	The following table provides operating financial information for the four reportable segments:

	Home Appliances#	Electronic Components	EMS	Others	Corporate	Combined
	US$	US$	US$	US$	US$	US$
As of or for the fiscal year ended March 31, 2012
Revenues from external customers	53,885,407	54,431,519	14,439,926	781,260	—	123,538,112

Capital expenditure	240,763	226,277	273,926	73,281	—	814,247
Interest income	—	—	—	—	377,074	377,074
Interest expense	(2,403)	(104,517)	—	321	(177,401)	(284,000)
Depreciation and amortization	1,522,962	594,746	1,268,736	76,809	98,577	3,561,830
Segment profit (loss)	1,374,342 *	2,885,762	221,655	(640,020)	(2,431,062)	1,410,677
Total assets	313,033	34,554,319	11,614,176	739,106	61,819,375	109,040,009

As of or for the fiscal year ended March 31, 2011
Revenues from external customers	43,485,638	42,621,597	14,742,075	105,194	—	100,954,504

Capital expenditure	217,028	807,077	3,598,918	40,345	—	4,663,368
Interest income	—	—	—	—	498,837	498,837
Interest expense	—	(268,219)	(2,604)	—	308,173	37,350
Depreciation and amortization	1,599,996	557,353	971,836	62,690	140,261	3,332,136
Segment profit (loss)	(1,775,879)	1,400,572	(695,296)	(960,777)	(1,981,591)	(4,012,971)
Total assets	22,234,345	23,809,159	15,066,413	703,412	58,122,805	119,936,134

As of or for the fiscal year ended March 31, 2010
Revenues from external customers	53,889,863	38,886,903	8,990,369	162,353	—	101,929,488

Capital expenditure	778,952	29,461	1,144,038	166,369	—	2,118,820
Interest income	—	—	—	—	282,746	282,746
Interest expense	(4)	(65,356)	(4,305)	—	63,697	(5,968)
Depreciation and amortization	2,224,742	534,343	647,932	164,697	207,188	3,778,902
Segment profit (loss)	3,124,689	2,857,538	1,901,374	(980,131)	(3,437,139)	3,466,331
Total assets	15,140,905	19,806,612	9,754,921	423,530	65,960,858	111,086,826

#	As discussed in note 19, the Home Appliances segment was discontinued on January 15, 2012. The results of the operations has been classified as discontinued operations on the face of the statement of operations.
*	An impairment loss of US$1,230,727 was recognized in the statement of operations for machinery that was used in the operation of the Home Appliances segment.

(b)	Net sales including net sales of discontinued operations by geographic area based on the location of customers are as follows:

	2012	2011	2010
	US$	US$	US$
Australia	501,665	562,066	555,138
Europe	4,469,428	3,213,506	3,326,495
North America	47,969,847	38,808,728	49,212,523
Asia	70,596,126	58,360,791	48,422,656
Other regions	1,046	9,413	412,676

	123,538,112	100,954,504	101,929,488

(c)	Net sales including net sales of discontinued operations by product/service type

	2012	2011	2010
	US$	US$	US$
Floor care products	51,056,019	40,013,087	51,922,848
Kitchen appliances	755,607	1,081,498	558,674
CCM’s	53,094,225	41,592,838	38,910,047
Cellular phone assembly services	14,439,927	14,648,779	8,990,369
Others	4,192,334	3,618,302	1,547,550

	123,538,112	100,954,504	101,929,488

(d)	Long-lived assets*

	March 31, 2012	March 31, 2011
	US$	US$
Hong Kong	210,800	308,736
Mainland China	24,806,115	27,765,159

	25,016,915	28,073,895

*	Long-lived assets represent land use rights and property, plant and equipment.

(e)	Impairment of property, plant and equipment

The impairment losses of property, plant and equipment for the fiscal years ended March 31, 2012, 2011 and 2010, amounted to US$1,230,727, nil and US$4,786, respectively. The impairment loss for the fiscal years ended March 31, 2012 was included in “Income (loss) from discontinued operations”.

(f)	Major customers

Customers accounting for 10% or more of the Company’s combined net sales are as follows:

	2012	2011	2010
	US$	US$	US$
From continuing operations:
Shenzhen ZTE Mobile Tech. Co., Ltd. (“ZTE”)	24,227,414	8,797,843	4,774,353
Shenzhen Tinno Mobile Technology Co. Ltd. (“Tinno”)	13,018,044	13,677,827	7,455,144
Lenovo Mobile Communication Technology Ltd. (“Lenovo”)	11,698,569	12,712,077	10,595,989
From discontinued operations:
Electrolux S.A. and subsidiaries (“Electrolux”)	52,339,623	42,006,085	52,870,164

During the fiscal years ended March 31, 2012, 2011 and 2010, 19.61%, 8.71% and 4.68%, respectively of the Company’s combined net sales including discontinued operations were made to ZTE, which is an unrelated customer. As of March 31, 2012, 2011 and 2010, 58.85%, 17.74% and 11.54%, respectively of the Company’s total accounts and bills receivable were from ZTE. ZTE is a customer of the Company’s electronic components segment.

During the fiscal years ended March 31, 2012, 2011 and 2010, 9.5%, 12.6% and 10.4%, respectively of the Company’s combined net sales including discontinued operations were made to Lenovo, which is an unrelated customer. As of March 31, 2012, 2011 and 2010, 19.4%, 19.2% and 26.4%, respectively of the Company’s total accounts and bills receivable were from Lenovo. Lenovo is a customer of the Company’s electronic components segment.

During the fiscal years ended March 31, 2012, 2011 and 2010, 10.5%, 13.61% and 7.3%, respectively of the Company’s combined net sales including discontinued operations were made to Tinno, which is an unrelated customer. As of March 31, 2012, 2011 and 2010, 3.4%, 9.6% and 10.0%, respectively of the Company’s total accounts and bills receivable were from Tinno. Tinno is a customer of the Company’s electronic components and EMS segments.

During the fiscal years ended March 31, 2012, 2011 and 2010, 42.4%, 41.6% and 51.9%, respectively, of the Company’s combined net sales including discontinued operations were made to Electrolux, which is an unrelated customer. As of March 31, 2012, 2011 and 2010, nil, 35.7% and 22.8%, respectively, of the Company’s total accounts and bills receivable were from Electrolux. Electrolux was the major customer of the Company’s home appliances segment.

The Company was a contract manufacturer of floor care products that are marketed by Electrolux under its respective brand names.